Annual Total Returns - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2024
Fidelity Advisor Environmental Bond Fund - Class M
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Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Environmental Bond Fund - Class A
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Annual Return, Inception Date	Jun. 15, 2021
Annual Return 2022	(13.86%)
Annual Return 2023	5.41%
Fidelity Advisor Environmental Bond Fund - Class I
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Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Environmental Bond Fund - Class C
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Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Environmental Bond Fund - Class Z
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Annual Return, Inception Date	Jun. 15, 2021